CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 4,505,510	$ 9,948,651		$ 10,622,027	[1],[2]
Add: Net (loss)/income attributable to non-controlling interest	(16,753)	5,057		0	[1],[2]
Net income	4,488,757	9,953,708		10,622,027	[1],[2]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	574,252	395,505		197,769	[1]
Amortization of land use right	6,556	6,405		6,151	[1]
Amortization of intangible assets	481,029	469,949		336,687	[1]
Loss on write off of fixed assets	93,699	0		0	[1]
Changes in assets and liabilities:
Accounts receivable	(5,924,791)	(4,615,056)		(5,258,662)	[1]
Inventories	(737,319)	(6,534,420)		(2,244,260)	[1]
Prepaid expenses and other deposits	(3,953,050)	1,265,192		(1,792,661)	[1]
VAT tax receivable	(139,737)	(61,385)		40,184	[1]
Accounts payable	8,107,030	972,090		2,689,719	[1]
Accrued liabilities and other payables	359,767	584,441		435,999	[1]
Advances from unrelated parties	325,434	257,034		(783,076)	[1]
Income tax payable	(73,446)	(732,097)		923,395	[1]
Net cash provided by operating activities	3,608,181	1,961,366		5,173,272	[1]
Cash flows from investing activities:
Increase in restricted cash	(1,585,172)	(322,173)		(1,266,667)	[1]
Purchase of property, plant and equipment	(5,243,427)	(705,817)		(2,086,463)	[1]
Purchase of intangible assets	0	0		(4,513,160)	[1]
Cash paid for construction in progress	(21,873)	(241,622)		(1,191,593)	[1]
Net cash used in investing activities	(6,850,472)	(1,269,612)		(9,057,883)	[1]
Cash flows from financing activities:
Advances to related companies	(3,207,937)	(510,335)		0	[1]
Advances from related companies	0	0		1,396,239	[1]
Repayment to related companies	3,506,266	0		0	[1]
Advances from owners	0	0		2,373,129	[1]
Proceeds from bank loans	17,533,673	13,430,231		13,808,459	[1]
Repayment of bank loans	(16,839,007)	(12,529,814)		(12,923,361)	[1]
Proceeds from short term loans	560,406	0		0	[1]
Capital contribution	0	0		821,560	[1]
Net cash provided by financing activities	1,553,401	390,082		5,476,026	[1]
Net (decrease)/increase in cash	(1,688,890)	1,081,836		1,591,415	[1]
Effect on change of exchange rates	240,863	893,517		67,501	[1]
Cash as of January 1	4,407,246	2,431,893	[1]	772,977	[1]
Cash as of December 31	2,959,219	4,407,246		2,431,893	[1]
Supplemental disclosures of cash flow information:
Interest paid	966,800	676,029		381,564	[1]
Income tax paid	$ 1,212,147	$ 2,528,828		$ 1,419,055	[1]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").
[2]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").